Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Liabilities [Abstract]
Acrrued Liabilities

Accrued liabilities are comprised of the following:

	December 31,
	2018	2019
Interest on long-term debt	$4,225	$1,588
Vessels’ operating and voyage expenses	1,808	4,223
Commissions	139	176
Interest on derivatives and other finance expenses	566	511
General and administrative expenses	145	97
Total	$6,883	$6,595